OTHER ACCOUNTS RECEIVABLE, NET - Others (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other accounts receivables [Line Items]
Balance in favor forward contracts	$ 130,989	$ 99,473
Interest	52,948	36,646
Other taxes	21,321	43,373
Value added taxes	39,098	2,806
Deficiency in savings accounts	6,864	6,074
Joint ventures	5,172	6,879
ACH, PSE, CENIT fees	4,988	8,732
Transaction fees	4,731
Operative process	4,486	4,408
Credit card brands compensations	3,247
SIIF condonations	2,219	4,435
Others	32,057	65,882
Total	$ 308,120	$ 278,708